RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of directors remuneration

		For the years ended
	December 31, 2023	December 31, 2022
	$	$
Key management compensation
Employee benefit expenses	2,212	2,641
Share-based payments	1,377	3,722
Board fees	880	829